SUBSEQUENT EVENTS (UNAUDITED) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Aug. 27, 2021	Aug. 25, 2021
Subsequent Event [Line Items]
Maximum commitment from investors in the form of preferred stock, if the merger agreement terminated		$ 5	$ 5
Net proceeds	$ 244
Deferred Underwriting Fees	299
PIPE Investors [Member]
Subsequent Event [Line Items]
Proceeds From Cash Contribution	160
Initial Public Offering [Member]
Subsequent Event [Line Items]
Proceeds From Cash Contribution	414
Redemption Of Northern Genesis’s Class A common stock	$ 69